Other Financial Liabilities	12 Months Ended
Sep. 30, 2023
Categories of current financial liabilities [abstract]
Other Financial Liabilities
21.
OTHER FINANCIAL LIABILITIES

	September 30, 2023	September 30, 2022
Derivatives	6,925	10,125
Payable to seller	—	735
Other financial liabilities	160	—
Other current financial liabilities	7,085	10,860

Payable to seller consists of VAT payables that were paid as a result of the Transaction.

For further information of the fair value of financial liabilities see Note 4 – Fair value measurement.